Supplemental Cash Flow Information (Tables)	3 Months Ended
Jul. 31, 2026
Statement of cash flows [abstract]
Summary of Non-cash Investing and Financing Transactions

Non-cash investing and financing transactions (in thousands)	July 31, 2026 $	July 31, 2025 $
Addition of equipment by lease	149	161

Summary of Changes in Liabilities Arose From Financing Activities

The following changes in liabilities arose from financing activities:

			Non-cash changes
(in thousands)	April 30, 2026 $	Cash Flows $	Addition $	Settlement / Disposal $	Assets held for sale $	Foreign exchange movements and change in estimates $	July 31, 2026 $
Leases	3,526	(179)	152	(5)	—	(10)	3,484
Total	3,526	(179)	152	(5)	—	(10)	3,484

			Non-cash changes
(in thousands)	April 30, 2025 $	Cash Flows $	Addition $	Settlement / Disposal $	Assets held for sale $	Foreign exchange movements and change in estimates $	July 31, 2025 $
Deferred acquisition payments	314	—	—	(312)	—	(2)	—
Leases	13,403	(323)	—	—	(9,429)	73	3,724
Total	13,717	(323)	—	(312)	(9,429)	71	3,724